SEC File No. 811-9105

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D. C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No.   (X)
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  Amendment No.    (X)

                       CAPITAL WORLD OPPORTUNITIES FUND, INC.
                  (Exact name of registrant as specified in charter)

                 333 South Hope Street, Los Angeles, California 90071 (Address of principal executive offices) (Zip Code)

          Registrant's Telephone Number, Including Area Code:  (213) 486-9200

                              Michael J. Downer, Esq.
               Senior Vice President - Fund Business Management Group
                       Capital Research and Management Company
                                 333 South Hope Street
                              Los Angeles, California 90071

                     Approximate date of proposed public offering:
                                     April 16, 1999

           CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of                                      Proposed               Proposed

Securities                                    Maximum                Maximum                Amount of

Being                  Amount Being           Offering Price         Aggregate              Registration

Registered             Registered             Per Unit               Offering Price         Fee

Shares of              Indefinite             N/A                    Indefinite*            $500

Common Stock

$0.01 par

value per

share


* An indefinite number of shares of common stock of the Registrant is being registered by this Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter be effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

                     CAPITAL WORLD OPPORTUNITIES FUND, INC.

                             Cross Reference Sheet

Item                                                                          Captions in

Number                                                                        Prospectus

of Part                                                                       (Part "A")

"A"

of Form

N-1A

1.          Front and Back Cover Pages                                        Front and Back Cover

                                                                              Pages



2.          Risk/Return Summary:  Investments, Risks, and Performance         Risk/Return Summary



3.          Risk/Return Summary:  Fee Table                                   Risk/Return Summary



 4.         Investment Objectives, Principal Strategies, and Related          Investment Objective,
            Risks

                                                                              Strategies and Risks



 5.         Management's Discussion of Fund Performance                       N/A



 6.         Management, Organization, and Capital Structure                   Management and

                                                                              Organization



 7.         Shareholder Information                                           Shareholder

                                                                              Information



 8.         Distribution Arrangements                                         Shareholder

                                                                              Information



 9.         Financial Highlights Information                                  Financial Highlights



Item                                                                          Captions in Statement

Number                                                                        of Additional

of Part                                                                       Information

"B"                                                                           (Part "B")

of Form

N-1A



 10.          Cover Page and Table of Contents                                Cover Page and Table

                                                                              of Contents



 11.          Fund History                                                    Fund Organization



 12.          Description of the Fund and Its Investments and Risks           Fund Organization;

                                                                              Investment Restrictions;

                                                                              Description of Certain

                                                                              Securities and

                                                                              Investment Techniques



 13.          Management of the Fund                                          Management;

                                                                              Fund Directors and

                                                                              Officers; Advisory

                                                                              Board Members



 14.          Control Persons and Principal Holders of Securities             N/A



 15.          Investment Advisory and Other Services                          Management; General

                                                                              Information; Fund

                                                                              Directors and Officers



 16.          Brokerage Allocation and Other Practices                        Management;

                                                                              Execution of

                                                                              Portfolio Transactions



 17.          Capital Stock and Other Securities                              None



 18.          Purchase, Redemption and Pricing of Shares                      Purchase of Shares;

                                                                              Selling Shares;

                                                                              Shareholder Account

                                                                              Services and

                                                                              Privileges; Purchasing

                                                                              Shares (Part "A");

                                                                              General Information



 19.          Taxation of Fund                                                Dividends,

                                                                              Distributions and

                                                                              Federal Taxes



 20.          Underwriters                                                    Management;

                                                                              Management and

                                                                              Organization (Part "A")



 21.          Calculation of Performance Data                                 Investment Results





 22.          Financial Statements                                            Financial Statements



Item

Number

of

Part "C"

of Form

N-1A



23.           Exhibits



24.           Persons Controlled by or Under Common Control

              with the Fund



25.           Indemnification



26.           Business and Other Connections of the Investment Adviser



27.           Principal Underwriters



28.           Location of Accounts and Records



29.           Management Services



30.           Undertakings


              Signature Page

                                   PROSPECTUS

                              ____________  SHARES

                    CAPITAL WORLD OPPORTUNITIES FUND, INC.
                             333 SOUTH HOPE STREET
                        LOS ANGELES, CALIFORNIA  90071
                                (213) 486-9200

 Capital World Opportunities Fund, Inc. is an open-end diversified management investment company with the objective of seeking long-term capital appreciation. Under normal market conditions, the fund will invest __% of its assets in equity securities of companies primarily based in "qualified" countries which have developing economies and/or markets.

 American Funds Distributors, Inc., as principal underwriter, has entered into agreements with a selected group of participating underwriters and security dealers to solicit subscriptions for shares of the fund during an offering period that will terminate on the settlement date, _______ __, 1999. PURCHASES MAY NOT BE MADE BY EXCHANGES SHARES OF OTHER FUNDS IN THE AMERICAN FUNDS GROUP.

 This Prospectus, which should be read and then retained for future reference, sets forth concisely the information an investor should know before investing.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            PRICE TO           UNDERWRITING       PROCEEDS TO
                            PUBLIC/1/          DISCOUNT/1/        FUND/2/

Maximum Offering/3/
 (________ Shares)

Per Share


/1/ ASSUMES THAT THE SHARES OFFERED HEREBY ARE SOLD IN TRANSACTIONS OF $______ EACH. IN LARGER TRANSACTIONS, THE UNDERWRITING DISCOUNT OF ____% PER SHARE (___% OF THE NET AMOUNT INVESTED) AND THE OFFERING PRICE WILL BE REDUCED, BUT THE PROCEEDS PER SHARES TO THE FUND WILL BE THE SAME. SEE "PURCHASE OF SHARES."

/2/ DOES NOT GIVE EFFECT TO ORGANIZATIONAL AND OTHER EXPENSE PAYABLE BY THE FUND, ESTIMATED AT $______.

/3/ THE MAXIMUM OFFERING REFERS TO SHARES TO BE SOLD IN THE OFFERING PERIOD THAT WILL BE TERMINATE ON THE SETTLEMENT DATE, _______ __, 1999. AFTER THAT DATE ADDITIONAL SHARES MAY BE SOLD PURSUANT TO AN INDEFINITE SHARE REGISTRATION IN LIMITED CIRCUMSTANCES AS DESCRIBED HEREIN.

                                 APRIL 16, 1999

CAPITAL WORLD OPPORTUNITIES FUND, INC.
333 South Hope Street
Los Angeles, California  90071

TICKER SYMBOL:                    NEWSPAPER ABBREV:                  FUND NO.:

TABLE OF CONTENTS

Risk/Return Summary
Fees and Expenses of the Fund
Investment Objective, Strategies and Risks
Important Recent Developments
Management and Organization
Shareholder Information
Purchase of Shares
Distribution Arrangements

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries which have developing economies and/or markets.

The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to certain events, such as changes in the market or general economy. In addition, the prices of equity securities held by the fund may be affected by events specifically involving the issuers of these securities. Investing outside the U.S., particularly in countries with developing economies or markets, can also involve additional risks. For example, the prices of securities issued by these countries can decline in response to currency fluctuations or political, social and economic instability. Accordingly, you may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

FEES AND EXPENSES OF THE FUND

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge imposed on purchases
(AS A PERCENTAGE OF OFFERING PRICE)                     5.75%/1/
Maximum sales charge imposed on reinvested dividends       0%
Maximum deferred sales charge                              0%/2/
Redemption or exchange fees                                0%
/1/  SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES.
/2/ A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES ON CERTAIN REDEMPTIONS MADE WITHIN 12 MONTHS FOLLOWING ANY PURCHASES YOU MADE WITHOUT A SALES CHARGE.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                             %
Service (12b-1) Fees                                        %*
Other Expenses                                              %
Total Annual Fund Operating Expenses                        %
* 12B-1 EXPENSES MAY NOT EXCEED 0.30% OF THE FUND'S AVERAGE NET ASSETS
ANNUALLY.

EXAMPLE

This Example is intended to help you compare the costs of investing in various funds.

The Example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One year                                     $
Three years                                  $
Five years                                   $
Ten years                                    $

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's investment objective is long-term capital appreciation. Under normal market conditions, the fund will invest at least __% of its assets in equity securities of companies primarily based in "qualified" countries which have developing economies and/or markets. In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, restrictions on repatriation of initial capital, dividends, interest, and/or capital gains, and whether the country is considered a developing country by the World Bank, International Finance Corporation, United Nations or investment community. The fund will maintain an eligible list of qualified countries and securities in which the fund may invest, which will be maintained by the investment committee of the fund's investment adviser.

The balance of the fund's assets may be invested in equity securities of any company, regardless of where it is based, if the fund's investment adviser has determined that a significant portion of its assets or revenues (generally 20% or more) are attributable to qualified countries. In addition, the fund may invest up to 25% of its assets in debt securities of issuers primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to qualified countries.

The prices of equity securities held by the fund may decline in response to certain events, including those directly involving the companies in which the fund invests, adverse conditions affecting the general economy, or overall market declines. The value of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. Furthermore, investing in countries with developing economies and/or markets generally involves risks in addition to and greater than those generally associated with investing in developed countries. For example, the economies of these countries may be subject to greater social, economic, regulatory, and political uncertainties, currency exchange rate volatility, capital controls, and delays in settling portfolio transactions. This may make these securities more volatile and potentially less liquid than securities issued in countries with more developed economies or markets.

The fund may also invest in cash or cash equivalents, for example, in response to abnormal market conditions. The extent of the fund's cash position will be dependent on market conditions, fund purchases and redemptions, and other factors. This may detract from the achievement of the fund's objective over the short-term, or it may protect the fund during a market downturn.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities.

YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its shareholders. However, the fund understands that its key service providers--including Capital Research and Management Company and its affiliates--are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The fund and Capital Research and Management Company will continue to monitor developments relating to this issue.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee that will be paid by the fund, as a percentage of average net assets is indicated earlier under "Fees and Expenses of the Fund."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for Capital World Opportunities Fund are listed on the following page.

PORTFOLIO              PRIMARY TITLE(S)       YEARS OF EXPERIENCE AS         APPROXIMATE YEARS OF
COUNSELORS FOR                                PORTFOLIO COUNSELOR            EXPERIENCE
CAPITAL WORLD                                 (AND RESEARCH                  AS AN INVESTMENT
OPPORTUNITIES                                 PROFESSIONAL, IF               PROFESSIONAL
FUND                                          APPLICABLE) FOR CAPITAL        (INCLUDING THE LAST FIVE
                                              WORLD OPPORTUNITIES            YEARS)
                                              FUND (APPROXIMATE)

                                                                             WITH CAPITAL         TOTAL
                                                                             RESEARCH AND         YEARS
                                                                             MANAGEMENT
                                                                             COMPANY OR ITS
                                                                             AFFILIATES












SHAREHOLDER INFORMATION

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                    CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                             (8 A.M. TO 8 P.M. ET):
                                  800/421-0180

                           [U.S. CALL TOLL-FREE MAP]

WESTERN SERVICE             WESTERN CENTRAL            EAST CENTRAL               EASTERN SERVICE

CENTER                      SERVICE CENTER             SERVICE CENTER             CENTER

American Funds              American Funds             American Funds             American Funds

Service Company             Service Company            Service Company            Service Company

P.O. Box 2205               P.O. Box 659522            P.O. Box 6007              P.O. Box 2280

Brea, California            San Antonio,               Indianapolis,              Norfolk, Virginia

92822-2205                  Texas                      Indiana                    23501-2280

Fax: 714/671-7080           78265-9522                 46206-6007                 Fax: 757/670-4773

                            Fax: 210/474-4050          Fax: 317/735-6620


A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER ARE DESCRIBED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

You may invest in the fund through various retirement plans. However, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your plan administrator/trustee or dealer.

PURCHASE OF SHARES

INITIAL OFFERING [to be supplied]

ADDITIONAL SALES AND POSSIBLE FUTURE OFFERINGS

Following the completion of the offering, the fund does not intend to make additional sales of its shares (except as described below) until after ________ __, 2000. The fund reserves the right after that date to make additional sales of its shares, either on a continuous basis or by periodic offerings of limited amounts of shares, although it is not obligated to do so. During the period prior to ______ __, 2000 and for such time thereafter that it is not making a continuous offering of its shares, the fund intends to sell additional shares (in excess of the maximum initial offering of ________ shares), pursuant to its registration statement (including this prospectus) or amendments thereto, as follows: (i) of additional purchases ($50 minimum) by IRAs that purchased fund shares in the initial offering; (ii) for reinvestment of dividends and capital gain distributions paid by the fund (including reinvestment within 30 days of dividends or capital gain distributions that were paid in cash); and (iii) in connection with the exercise of the reinstatement privilege by shareholders who redeemed fund shares. Reinvestment and reinstatement will be at the next determined net asset value. The other sales will be at the net asset value next determined after receipt of the order plus a sales charge in accordance with the schedule set forth above.

Should limited amounts of shares be offered in the future, the fund intends to offer such shares first to its shareholders, prior to offering any shares to other prospective investors. Sales charges in any future offerings may be less than those applicable in the initial offering as set forth above. In the event the fund should determine to make a continuous offering of shares in the future, it likely would adopt the sales charge schedule applicable to the other equity funds in The American Funds Group as set forth below.

                               SALES CHARGE AS A
                               PERCENTAGE OF

INVESTMENT                     OFFERING      NET           DEALER CONCESSION
                               PRICE         AMOUNT        AS % OF
                                             INVESTED      OFFERING PRICE

Less than $50,000              5.75%         6.10%         5.00%

$50,000 but less than          4.50%         4.71%         3.75%
$100,000

$100,000 but less than         3.50%         3.63%         2.75%
$250,000

$250,000 but less than         2.50%         2.56%         2.00%
$500,000

$500,000 but less $1           2.00%         2.04%         1.60%
million

$1 million or more and         see           see           see below
certain other                  below         below
investments described
below


PURCHASES NOT SUBJECT TO SALES CHARGE

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS BY ACCOUNTS THAT INVEST WITH NO INITIAL SALES CHARGE (OTHER THAN EMPLOYER-SPONSORED PLANS), IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution and/or by American Funds Distributors on investments made with no initial sales charge.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described in the statement of additional information and "Welcome to the Family."

EXCHANGE

You may exchange your shares into other funds in The American Funds Group generally without a sales charge. Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone . . ." for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.

SHARE PRICE

The fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request. The offering price is the net asset value plus a sales charge, if applicable.

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. Up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. The 12b-1 fee, as a percentage of average net assets, paid by the fund for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may provide additional compensation to, or sponsor informational meetings for dealers as described in the statement of additional information.

HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (certain charges may apply)

- Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:
  --Over $50,000;
  --Made payable to someone other than the registered shareholder(s); or --Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.
- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(R):

- Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day
- Checks must be made payable to the registered shareholder
- Checks must be mailed to an address of record that has been used with the account for at least 10 days

TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE, OR AMERICAN FUNDSLINE
ONLINE

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

DISTRIBUTION ARRANGEMENTS

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you once each year, usually in December. Capital gains, if any, are usually distributed in December.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in the American Funds Group or you may elect to receive them in cash.

TAX CONSEQUENCES

Dividends and capital gains are generally taxable whether they are reinvested or received in cash--unless you are exempt from taxation or entitled to tax deferral. Capital gains may be taxed at different rates depending on the length of time the fund holds its assets.

You must provide the fund with a certified correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the fund to withhold 30% of the applicable tax treaty rate from dividends paid to certain non-resident alien, non-US partnership and non-U.S. corporation shareholder accounts.

Please see the statement of additional information, "Welcome to the Family," and your tax adviser for further information.

FOR SHAREHOLDER         FOR RETIREMENT PLAN        FOR DEALER SERVICES
SERVICES                SERVICES

American Funds          Call your employer         American Funds

Service Company         or plan                    Distributors

800/421-0180            administrator              800/421-9900 ext. 11


FOR 24-HOUR INFORMATION

American FundsLine(R)             American Funds
800-352-3590                      Internet Web site
                                  http://www.americanfunds.com

Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

MULTIPLE TRANSLATIONS

This prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

OTHER FUND INFORMATION

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more detailed information on all aspects of the fund including the fund's financial statements.

A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the fund are available fore review or to be copied at the SEC's Public Reference Room (1800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

CODE OF ETHICS

Includes a description of the fund's personal investing policy.
To request a free copy of any of the documents above:

Call American Funds  or  Write to the Secretary of the fund
Service Company          333 South Hope Street
800/421-0180             Los Angeles, CA  90071

Investment Company File No. 811-9105

                     CAPITAL WORLD OPPORTUNITIES FUND, INC.

                                    Part B
                      Statement of Additional Information

                                 APRIL 16, 1999

 This document is not a prospectus but should be read in conjunction with the current prospectus of Capital World Opportunities Fund, Inc. (the fund or CWOF) dated April 16, 1999. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                       Capital World Opportunities Fund, Inc.
                               Attention:  Secretary
                               333 South Hope Street
                               Los Angeles, CA  90071
                                    (213) 486-9200

 Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.
                               TABLE OF CONTENTS

Item                                                       Page
                                                           No.

Certain Investment Limitations and Guidelines              2

Description of Certain Securities and Investment           2
Techniques

Investment Restrictions                                    4

Fund Organization                                          6

Fund Directors and Officers                                7

Management                                                 8

Dividends, Distributions and Federal Taxes                 10

Purchase of Shares                                         14

Selling Shares                                             20

Shareholder Account Services and Privileges                22

Execution of Portfolio Transactions                        24

General Information                                        24

Description of Bond Ratings                                26

Financial Statements                                       Attached


                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

 The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

EQUITY SECURITIES

- The fund will invest at least __% of its assets in equity securities of companies primarily based in qualified countries which have developing economies and/or markets.

- The fund may invest the balance of its assets in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant portion of its assets or revenues (generally 20% or more) are attributable to qualified countries.

DEBT SECURITIES

- The fund may invest up to 25% of its assets in debt securities of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines has a significant portion of its assets or revenues (generally 20% or more) attributable to qualified countries.

- The fund may invest up to 25% of its assets in debt securities rated Ba and BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

 The descriptions below are intended to supplement the material in the prospectus under the "Risk/Return Summary" and "Investment Objective, Strategies and Risks."

 EQUITY SECURITIES -- Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall market for these securities. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

 DEBT SECURITIES -- Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa.

 INVESTMENTS IN LOWER RATED BONDS -- The fund may invest up to 25% of it's assets in lower rated straight debt securities (securities rated Ba or below by Moody's and BB or below by S&P and commonly referred to as "high-yield, high-risk bonds" or "junk bonds") or in unrated securities that are determined to be of equivalent quality. High-yield, high-risk bonds carry a higher degree of investment risk and are considered speculative.

 CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK BONDS

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- High-yield, high-risk bonds can be sensitive to adverse economic changes and political and corporate developments and may be less sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of high-yield, high-risk bonds.

PAYMENT EXPECTATIONS -- High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, if the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

 Capital Research and Management Company attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

 OTHER SECURITIES -- The fund may also invest in securities that have equity and debt characteristics. These securities may at times resemble equity more than debt and vice versa. Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yields of non- convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.

 Bonds, preferred stocks, and other securities may sometimes be converted into common stock or other securities at a stated exchange ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the issuer's credit quality.

 INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. involves special risks, particularly in certain developing countries, caused by, among other things: currency controls, fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

 The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries.

 Additional costs could be incurred in connection with the fund's investment activities outside the U.S. The fund may purchase and sell currencies to facilitate transactions in securities denominated in currencies other than the US. dollar. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

 CASH AND CASH EQUIVALENTS -- These securities include (1) commercial paper (short-term notes up to 9 months in maturity issued by corporations or governmental bodies), (2) commercial bank obligations (E.G., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), (3) savings association and saving bank obligations (E.G., certificates of deposit issued by savings banks or savings associations), (4) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (5) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

 CURRENCY TRANSACTIONS -- The fund has the ability to enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of a currency against the U.S. dollar. The fund will segregate liquid assets, which will be marked to market daily, to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

 Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal income tax purposes, the character and timing of income, gain or loss recognized by the fund.

 RESTRICTED SECURITIES AND LIQUIDITY -- The fund may purchase securities subject to restrictions on resale. All such securities not actively traded outside the U.S. will be considered illiquid unless they have been specifically determined to be liquid under procedures which may be adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities

                            INVESTMENT RESTRICTIONS

  The fund has adopted the following fundamental policies and investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by the Investment Company Act of 1940 (the 1940 Act) as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy or
(ii) more than 50% of the outstanding voting securities. Investment limitations expressed in the following restrictions are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. These restrictions provide that:

 1. The fund may not borrow money or securities, except for temporary or emergency purposes in an amount not exceeding 33$% of its total assets.

 2. The fund may not make loans, if, as a result, more than 33$% of its total assets would be lent to other parties (this limitation does not apply to purchases of debt securities, repurchase agreements or loans of portfolio securities).

 3. The fund may not invest 25% or more of its assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities).

 4. The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, such as real estate investment trusts).

 5. The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

 6. The fund may not engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933.

 7. The fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

 The fund has also adopted the following investment restrictions which may be changed without shareholder approval:

 1. The fund may not with respect to 75% of its total assets, invest more than 5% of its assets in securities of any one issuer or acquire more than 10% of the voting securities of any one issuer. These limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

 2. The fund may not invest more than 15% of its total assets in securities which are not readily marketable.

 3. The fund may not purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, and provided that the fund may make margin payments in connection with purchases or sales of futures contracts or of options on futures contracts.

 4. The fund may not engage in short sales except to the extent it owns or has the right to obtain securities equivalent in kind and amount to those sold short.

 5. The fund will not invest in other companies for the purpose of exercising control or management.

                               FUND ORGANIZATION

 The fund is an open-end, diversified management investment company. It was organized as a Maryland Corporation on November 13, 1998.

 All fund operations are supervised by the fund's board of directors. The board meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Directors and Director Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

                          FUND DIRECTORS AND OFFICERS
                      DIRECTORS AND DIRECTOR COMPENSATION

NAME, ADDRESS        POSITION         PRINCIPAL                 AGGREGATE               TOTAL                   TOTAL
AND AGE              WITH             OCCUPATION(S)             COMPENSATION            COMPENSATION            NUMBER OF
                     REGISTRANT       DURING PAST 5             (INCLUDING              (INCLUDING              FUND
                                      YEARS                     VOLUNTARILY             VOLUNTARILY             BOARDS ON
                                                                DEFERRED                DEFERRED                WHICH
                                                                COMPENSATION/1/)        COMPENSATION/1/)        DIRECTOR
                                                                FROM THE FUND           FROM ALL FUNDS          SERVES/3/
                                                                DURING FISCAL           MANAGED BY
                                                                YEAR ENDED              CAPITAL RESEARCH
                                                                __/__/__                AND MANAGEMENT
                                                                                        COMPANY OR ITS
                                                                                        AFFILIATES/2/
                                                                                        FOR THE YEAR
                                                                                        ENDED __/__/__

XXX                  Director                                   $_____                  $_____
Age: __


 + Directors who are considered "interested persons" of the fund as defined in the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

 ++ Directors who may be deemed "interested persons" of the fund as defined in the 1940 Act due to membership on the board of directors of the parent company of a registered broker-dealer.

  /1/ Amounts may be deferred by eligible directors under a non-qualified deferred compensation plan adopted by the fund in 19__. Deferred amounts accumulate at an earnings rate determined by the total return of one or more of the funds in The American Funds Group as designated by the director.

 /2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America. Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to
(i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501(c)(3) organization"); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization, and
(iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization.

 /3/ Includes funds managed by Capital Research and Management Company and affiliates.

 /4/ _____, _____ and _____ are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

                                    OFFICERS

NAME AND ADDRESS        AGE      POSITION(S)        PRINCIPAL OCCUPATION(S)
                                 HELD WITH          DURING PAST 5 YEARS
                                 REGISTRANT         (POSITIONS WITHIN THE
                                                    ORGANIZATIONS MAY HAVE
                                                    CHANGED DURING THIS
                                                    PERIOD)






 All of the officers listed are officers or employees of the Investment Adviser or affiliated companies. No compensation is paid by the fund to any director or officer who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays fees of $_____ per annum to directors who are not affiliated with the Investment Adviser, plus $_____ for each Board of Directors meeting attended ($_____ for each meeting attended in conjunction with meetings with the Advisory Board), plus $_____ for each meeting attended as a member of a committee of the Board of Directors. No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

                                   MANAGEMENT

 INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

 An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

 The Investment Adviser is responsible for managing more than $175 billion of stocks, bonds and money market instruments and serves over eight million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

 INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the Agreement) between the fund and the Investment Adviser is dated _____. The Agreement will continue in effect until ____, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors of the fund, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

 The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, provides suitable office space and utilities, necessary office equipment and general purpose forms and supplies used at the office of the fund, and will pay the travel expenses of directors incurred in connection with attendance at meetings of those Boards. The fund will pay all expenses not expressly assumed by the Investment Adviser, including, but not limited to, fees and expenses of the transfer agent, dividend disbursing agent, legal counsel and independent public accountants and custodian, including charges of such custodian for the preparation and maintenance of the books of account and records of the fund, cost of designing, printing and mailing reports, prospectuses, proxy statements and notices to shareholders; fees and expenses of registration, qualification and issuance of fund shares; expenses pursuant to the fund's Plan of Distribution (described below); association dues; interest; taxes; and compensation of Directors who are not affiliated persons of the Investment Adviser.

 The Investment Adviser has agreed that in the event the expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under Rule 12b-1 and extraordinary expenses such as litigation and acquisitions) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or regulations, will reimburse the fund in the amount of such excess.

 As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rate of
_________________________.

 PRINCIPAL UNDERWRITER -- American Funds Distributors, Inc. (the Principal Underwriter) is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the Plan), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers.

 As required by rule 12b-1 and the 1940 Act, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Directors, and separately by a majority of the Directors who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The Officers and Directors who are interested persons of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not interested persons of the fund are committed to the discretion of the Directors who are not interested persons during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Directors.

 Under the Plan the fund may expend up to 0.30% of its net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan, any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees or a community foundation).

 Commissions on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, commissions are not recoverable.

 The Glass-Steagall Act and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries of affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.

 In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

 The fund intends to meet all the requirements, and has elected the tax status of a "regulated investment company," under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the Code). Under Subchapter M, if the fund distributes within specified times at least 90% of the sum of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital losses) and its tax-exempt interest, if any, it will be taxed only on that portion of such investment company taxable income that it retains.

 To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the gains or sale or other disposition of stock or securities held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities (but such other securities must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer), and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

 Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gains (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax for the year. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.

 The amount of any realized gain or loss on closing out a futures contract such as a forward commitment for the purchase or sale of foreign currency will generally result in a realized capital gain or loss for tax purposes. Futures contracts held by the fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales and sixty percent (60%) of any net realized gain or loss from any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Currency transactions that are not subject to Section 1256 of the Code may be subject to Section 988 of the Code, in which case the 60%/40% long-term/short-term capital gain or loss rule of Section 1256 would not apply. Rather, each Section 988 foreign currency gain or loss would generally be computed separately and treated as ordinary income or loss. The fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

 The fund also intends to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of the fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes.

 Dividends generally are taxable to shareholders at the time they are paid.

 If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

 The fund may be required to pay withholding and other taxes imposed by foreign countries generally at rates from 10% to 40% which would reduce the fund's investment income. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% in value of the fund's total assets at the close of its taxable year consists of securities of foreign issuers, the fund will be eligible to file elections with the Internal Revenue Service pursuant to which shareholders of the fund will be required to include their respective pro rata portions of such withholding taxes in their federal income tax returns as gross income, treat such amounts as foreign taxes paid by them, and deduct such amounts in computing their taxable incomes or, alternatively, use them as foreign tax credits against their federal income taxes. In any year the fund makes such an election, shareholders will be notified as to the amount of foreign withholding and other taxes paid by the fund.

 Under the Code, distributions of net investment income by the fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, non-U.S. corporation, or non-U.S. partnership (a non-U.S. shareholder) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the fund to a non-U.S. shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply. However, if the distribution is effectively connected with the conduct of the non-U.S. shareholder's trade or business within the U.S., the distribution would be included in the net income of the shareholder and subject to U.S. income tax at the applicable marginal rate. Distributions of net long-term capital gains are not subject to tax withholding, but in the case of a non-U.S. shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

 As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on assets held more than one year is 20%; and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of tax liability of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000. Naturally, the amount of tax payable by a shareholder with respect to either distributions from the fund or disposition of fund shares will be affected by a combination of tax law rules covering, e.g., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an IRA each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

 The foregoing is limited to a summary of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and capital gain distributions may also be subject to state or local taxes. Investors should consult their own tax advisers with specific reference to their own tax situations.

                               PURCHASE OF SHARES

METHOD                  INITIAL INVESTMENT                        ADDITIONAL INVESTMENTS

                        See "Investment Minimums and Fund         $50 minimum (except where a lower
                        Numbers" for initial investment           minimum is noted under
                        minimums.                                 "Investment Minimums and Fund
                                                                  Numbers").

By contacting           Visit any investment dealer who           Mail directly to your investment
your investment         is registered in the state where          dealer's address printed on your
dealer                  the purchase is made and who has          account statement.
                        a sales agreement with American
                        Funds Distributors.

By mail                 Make your check payable to the            Fill out the account additions
                        fund and mail to the address              form at the bottom of a recent
                        indicated on the account                  account statement, make your
                        application.  Please indicate an          check payable to the fund, write
                        investment dealer on the account          your account number on your
                        application.                              check, and mail the check and
                                                                  form in the envelope provided
                                                                  with your account statement.

By telephone            Please contact your investment            Complete the "Investments by
                        dealer to open account, then              Phone" section on the account
                        follow the procedures for                 application or American FundsLink
                        additional investments.                   Authorization Form.  Once you
                                                                  establish the privilege, you,
                                                                  your financial advisor or any
                                                                  person with your account
                                                                  information can call American
                                                                  FundsLine(R) and make investments
                                                                  by telephone (subject to
                                                                  conditions noted in "Telephone
                                                                  Purchases, Redemptions and
                                                                  Exchanges" below).

By computer             Please contact your investment            Complete the American FundsLink
                        dealer to open account, then              Authorization Form.  Once you
                        follow the procedures for                 establish the privilege, you,
                        additional investments.                   your financial advisor or any
                                                                  person with your account
                                                                  information may access American
                                                                  FundsLine OnLine(R) on the
                                                                  Internet and make investments by
                                                                  computer (subject to conditions
                                                                  noted in "Telephone and Computer
                                                                  Purchases, Redemptions and
                                                                  Exchanges" below).

By wire                 Call 800/421-0180 to obtain your          Your bank should wire your
                        account number(s), if necessary.          additional investments in the
                        Please indicate an investment             same manner as described under
                        dealer on the account.  Instruct          "Initial Investment."
                        your bank to wire funds to:
                        Wells Fargo Bank
                        155 Fifth Street
                        Sixth Floor
                        San Francisco, CA 94106
                        (ABA #121000248)
                        For credit to the account of:
                        American Funds Service Company
                        a/c #4600-076178
                        (fund name)
                        (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE
ORDER.


INVESTMENT MINIMUMS AND FUND NUMBERS -- Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(R) (see description below):

FUND                                         MINIMUM                 FUND
                                             INITIAL                 NUMBER
                                             INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(R)                                $1,000                  02

American Balanced Fund(R)                    500                     11

American Mutual Fund(R)                      250                     03

Capital Income Builder(R)                    1,000                   12

Capital World Growth and Income              1,000                   33
Fund(SM)

Capital World Opportunities Fund(SM)         1,000

EuroPacific Growth Fund(R)                   250                     16

Fundamental Investors(SM)                    250                     10

The Growth Fund of America(R)                1,000                   05

The Income Fund of America(R)                1,000                   06

The Investment Company of America(R)         250                     04

The New Economy Fund(R)                      1,000                   14

New Perspective Fund(R)                      250                     07

SMALLCAP World Fund(R)                       1,000                   35

Washington Mutual Investors Fund(SM)         250                     01

BOND FUNDS

American High-Income Municipal Bond          1,000                   40
Fund(R)

American High-Income Trust(SM)               1,000                   21

The Bond Fund of America(SM)                 1,000                   08

Capital World Bond Fund(R)                   1,000                   31

Intermediate Bond Fund of                    1,000                   23
America(SM)

Limited Term Tax-Exempt Bond Fund of         1,000                   43
America(SM)

The Tax-Exempt Bond Fund of                  1,000                   19
America(R)

The Tax-Exempt Fund of                       1,000                   20
California(R)*

The Tax-Exempt Fund of Maryland(R)*          1,000                   24

The Tax-Exempt Fund of Virginia(R)*          1,000                   25

U.S. Government Securities Fund(SM)          1,000                   22

MONEY MARKET FUNDS

The Cash Management Trust of                 2,500                   09
America(R)

The Tax-Exempt Money Fund of                 2,500                   39
America(SM)

The U.S. Treasury Money Fund of              2,500                   49
America(SM)

*Available only in certain states.



 For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

 SALES CHARGES -- The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                   DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                CONCESSION
                                                                   AS PERCENTAGE
                                                                   OF THE
                                                                   OFFERING
                                                                   PRICE

                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE

STOCK AND STOCK/BOND
FUNDS

Less than $50,000                6.10%            5.75%            5.00%

$50,000 but less than            4.71             4.50             3.75
$100,000

BOND FUNDS

Less than $25,000                4.99             4.75             4.00

$25,000 but less than            4.71             4.50             3.75
$50,000

$50,000 but less than            4.17             4.00             3.25
$100,000

STOCK, STOCK/BOND, AND
BOND FUNDS

$100,000 but less than           3.63             3.50             2.75
$250,000

$250,000 but less than           2.56             2.50             2.00
$500,000

$500,000 but less than           2.04             2.00             1.60
$1,000,000

$1,000,000 or more               none             none             (see below)


 PURCHASES NOT SUBJECT TO SALES CHARGES - Investment of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A contingent deferred sales charge may be imposed on certain redemptions by these accounts made within one year of purchases. Investments by retirement plans, foundations or endowments with $50 million or more in assets, and employer-sponsored defined contribution-type plans with 100 or more elgible employees made with no sales charge and are not subject to a contingent deferred sales charge.

 In addition, the stock, stock/bond and bond funds may sell shares at net asset value to:

 (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

 (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;

 (3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

 (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

 (5) insurance company separate accounts;

 (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and

 (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

 DEALER COMMISSIONS - Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $50 million or more: --.

 OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

 Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

 REDUCING YOUR SALES CHARGE - You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

 STATEMENT OF INTENTION -- You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.
Existing holdings eligible for rights of accumulation (see the account application) may be credited toward satisfying the Statement. During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

 When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

 Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

 AGGREGATION -- Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

 CONCURRENT PURCHASES -- You may combine purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

 RIGHT OF ACCUMULATION -- You may take into account the current value of your existing holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Direct purchases of the money market funds are excluded.

 PRICE OF SHARES -- Shares are purchased at the offering price next determined after the purchase order is received anc accepted by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or American Funds Service Company, an investment dealer must be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicated prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

 The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at the normal close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and at 4:00 p.m. on the next, the fund's share price would be determined as of 4:00 p.m. New York time on both days. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

 All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined, as follows:

 1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Debt securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

 Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

 Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

 Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;

 2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

 3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

 Any purchase order may be rejected by the Principal Underwriter or the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Directors.

                                 SELLING SHARES

 Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. You may sell (redeem) shares in your account in any of the following ways:

 THROUGH YOUR DEALER (certain charges may apply)

- Shares held for you in your dealer's street name must be sold through the dealer.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:
  -- Over $50,000;
  -- Made payable to someone other than the registered shareholder(s); or -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.

- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

- You must include any shares you wish to sell that are in certificate form.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(R)

- Redemptions by telephone or fax (including American FundsLine(R) and American FundsLine OnLine(R)) are limited to $50,000 per shareholder each day.

- Checks must be made payable to the registered shareholder(s).
- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 MONEY MARKET FUNDS

- You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

- You may establish check writing privileges (use the money market funds application).
  -- If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

 Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

 You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

 CONTINGENT DEFERRED SALES CHARGE -- A contingent deferred sales charge of 1% applies to certain redemptions from funds other than the money market funds made within twelve months of purchase on investments of $1 million or more (other than redemptions by employer-sponsored retirement plans). The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; and for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

 AUTOMATIC INVESTMENT PLAN -- The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If the shareholder's bank account cannot be charged due to insufficient funds, a stop-payment order or the closing of the account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

 AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

 CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- A shareholder in one fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the paying fund) into any other fund in The American Funds Group (the receiving fund) subject to the following conditions:
(i) the aggregate value of the shareholder's account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, to automatically redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

 EXCHANGE PRIVILEGE -- You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

 You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(R) or American FundsLine OnLine(R) (see "American FundsLine(R) and American FundsLine OnLine(R)" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

 AUTOMATIC EXCHANGES -- You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

 AUTOMATIC WITHDRAWALS -- Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

 ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

 AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(R) -- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(R) or American FundsLine OnLine(R). To use this service, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine(R) and American FundsLine OnLine(R) are subject to the conditions noted above and in "Shareholder Account Services and Privileges -- Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares -- Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

 TELEPHONE AND COMPUTER REDEMPTIONS AND EXCHANGES -- By using the telephone or computer (including American FundsLine(R) or American FundsLine OnLine(R)), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

 SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

 REDEMPTION OF SHARES - The fund's Articles of Incorporation permits the fund to direct the Transfer Agent to redeem your shares for their then current net asset value per share if at such time you own of record, shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt. Prior notice of at least 60 days will be given to a shareholder before the involuntary redemption provision is made effective with respect to the shareholder's account. The shareholder will have not less than 30 days from the date of such notice within which to bring the account up to the minimum determined as set forth above.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

 The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research, statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

     Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

                              GENERAL INFORMATION

 CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by __________, as Custodian. Non-U.S. securities may be held by the Custodian pursuant to subcustodial arrangements in non-U.S. banks or foreign branches of U.S. banks.

 TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions.

 INDEPENDENT ACCOUNTANTS -- __________, has served as the fund's independent accountants since the fund's inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of __________ given on the authority of said firm as experts in auditing and accounting.

 SHAREHOLDER VOTING RIGHTS -- The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors. Accordingly, the directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any director when requested in writing to do so by the record holders of at least 10% of the outstanding shares. Shareholders have one vote per share owned.

 REPORTS TO SHAREHOLDERS -- The fund's fiscal year ends on October 31. Shareholders are provided at least semi-annually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, __________, whose selection is determined annually by the Board of Directors. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of shareholder reports. To receive additional copies of a report shareholders should contact the Transfer Agent.

 YEAR 2000 -- The fund and its shareholders depend on the proper functioning of computer systems maintained by the Investment Adviser and its affiliates and other key service providers. Many computer systems in use today will require reprogramming or replacement prior to the year 2000 because of the way they store dates and make date-related calculations. The fund understands that these service providers are taking steps to address the "Year 2000 problem". However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the fund. In addition, the fund's investments could be adversely affected by the Year 2000 problem. For example, the markets for securities in which the fund invests could experience settlement problems and liquidity issues. Corporate and governmental data processing errors may cause losses for individual companies and overall economic uncertainties. Earnings of individual issuers are likely to be affected by the costs of addressing the problem, which may be substantial and may be reported inconsistently.

 PERSONAL INVESTING POLICY -- Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

 The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

 The fund may refer to results and surveys compiled by organizations such as CDA Investment Technologies, Ibbottson Associates, Lipper Analytical Services, Morningstar, Inc. and Wiesenberger Investment Companies Services and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers or periodicals, including BARRONS, FORBES, FORTUNE, INSTITUTIONAL INVESTOR, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MONEY, U.S. NEWS AND WORLD REPORT and THE WALL STREET JOURNAL.

 EXPERIENCE OF INVESTMENT ADVISER - Capital Research and Management Company manages nine growth and growth-income funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1968 (133 in all), those funds have had better total returns than the Standard & Poor's 500 Composite Stock Index in 124 of the 133 periods.

 Note that past results are not an indication of future investment results and that the fund has different investment policies from other funds managed by Capital Research and Management Company. Reference to the other common stock funds is made solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

                          DESCRIPTION OF BOND RATINGS

                           Corporate Debt Securities

 MOODY'S INVESTORS SERVICE, INC. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C" according to quality.

"Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

"Aa -- High quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

"A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and , in fact, have speculative characteristics as well."

"Ba -- Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

"B -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

"Caa -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

"Ca -- Speculative in a high degree; often in default or have other marked shortcomings."

"C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

 STANDARD & POOR'S CORPORATION rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality.

"AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong."

"AA -- High grade. Very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

"A - Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

"BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

"BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

"C-1 -- Reserved for income bonds on which no interest is being paid."

"D -- In default and payment of interest and/or repayment of principal is in arrears."

                               OTHER INFORMATION

Item 23. Exhibits.

  a. Articles of Incorporation of Registrant
  b. By-Laws of Registrant
  c. Share Certificate -- to be provided by amendment
  d. Form of Investment Advisory and Service Agreement between the Registrant and Capital Research and Management Company -- to be provided by amendment
  e. Form of Principal Underwriting Agreement -- to be provided by amendment
  f. None
  g. Form of Custodian Agreement -- to be provided by amendment
  h. None
  i. Legal Opinion -- to be provided by amendment
  j. None
  k. None
  l. None
  m. Form of Plan of Distribution adopted by the Registrant pursuant to rule 12b-1 under the 1940 Act -- to be provided by amendment
  n. None
  o. None

Item 24. Persons Controlled by or under Common Control with the Fund

 None.

Item 25. Indemnification.

  Registrant, upon the effective date of this Registration Statement, will become a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which will insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

  Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (I) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (I) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (I), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

  Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

  Article VIII (h) of the Articles of Incorporation of Capital World Opportunities Fund, Inc. (the "Fund" or the "Corporation") provides that "The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of this Charter of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940."

  The Fund will comply with the indemnification requirements contained in the Investment Company Act of 1940 (the "1940 Act") Releases No. 7221 (June 9,
1972) and No. 11330 (September 4, 1980). In addition, indemnification by the Corporation shall be consistent with the requirements of rule 484 under the Securities Act of 1933. Furthermore, the Fund undertakes to the staff of the Securities and Exchange Commission that the Fund's indemnification provisions quoted above prohibit indemnification for liabilities arising under the Securities Act of 1933 and the 1940 Act.

Item 26. Business and Other Connections of the Investment Adviser.

  None.

Item 27. Principal Underwriters.

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Capital World Bond Fund, Capital World Growth and Income Fund, Inc., Capital World Opportunities Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)    (1)                                          (2)                               (3)



       NAME AND PRINCIPAL                           POSITIONS AND OFFICES             POSITIONS AND OFFICES

       BUSINESS ADDRESS                             WITH UNDERWRITER                   WITH REGISTRANT



       David L. Abzug                               Regional Vice President           None

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                                  Vice President                   None

       1501 N. University, Suite 227A

       Little Rock AR 72207



       Robert B. Aprison                            Vice President                    None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                           Vice President                    None



       Steven L. Barnes                             Senior Vice President             None

       5400 Mt. Meeker

       Boulder, CO  80301



B      Carl R. Bauer                                Assistant Vice President          None



       Michelle A. Bergeron                         Senior Vice President             None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       Joseph T. Blair                              Senior Vice President             None

       27 Drumlin Road

       West Simsbury, CT  06092



       John A. Blanchard                             Vice President                   None

       6421 Aberdeen Road

       Mission Hills, KS 66208



       Ian B. Bodell                                Senior Vice President             None

       P.O. Box 1665

       Brentwood, TN 37024-1665



       Michael L. Brethower                         Senior Vice President             None

       2320 North Austin Avenue

       Georgetown, TX  78626



       C. Alan Brown                                Regional Vice President           None

       4129 Laclede Avenue

       St. Louis, MO  63108



B      J. Peter Burns                               Vice President                    None



       Brian C. Casey                               Regional Vice President           None

       9508 Cable Drive

       Kensington, MD  20895



       Victor C. Cassato                            Senior Vice President             None

       609 W. Littleton Blvd., Suite 310

       Littleton, CO  80121



       Christopher J. Cassin                         Senior Vice President            None

       111 W. Chicago Avenue, Suite G3

       Hinsdale, IL 60521



       Denise M. Cassin                              Vice President                   None

       1301 Stoney Creek Drive

       San Ramon, CA 94538



L      Larry P. Clemmensen                          Director                          None



L      Kevin G. Clifford                            Director, President               None
                                                    and Co-Chief Executive
                                                    Officer



       Ruth M. Collier                              Senior Vice President             None

       145 West 67th St. Ste. 12K

       New York, NY  10023



S      David Coolbaugh                              Assistant Vice President          None



       Thomas E. Cournoyer                          Vice President                    None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell                         Senior Vice President             None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



L      Carl D. Cutting                              Vice President                    None



       Daniel J. Delianedis                         Regional Vice President           None

       8689 Braxton Drive

       Eden Prairie, MN 55347



       Michael A. Dilella                           Vice President                    None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                              Senior Vice President             None

       505 E. Main Street

       Jenks, OK 74037



       Kirk D. Dodge                                 Senior Vice President            None

       633 Menlo Avenue
       Suite 210

       Menlo Park, CA 94025



       Peter J. Doran                               Senior Vice President             None

       1205 Franklin Avenue

       Garden City, NY  11530



L      Michael J. Downer                            Secretary                         None



       Robert W. Durbin                             Vice President                    None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                             Senior Vice President             None



L      Paul H. Fieberg                              Senior Vice President             None



       John Fodor                                    Vice President                   None

       15 Latisquama Road

       Southborough, MA 01772



L      Mark P. Freeman, Jr.                         Director                          None



       Clyde E. Gardner                             Senior Vice President             None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford                          Vice President                    None



       Jeffrey J. Greiner                            Vice President                   None

       12210 Taylor Road

       Plain City, OH 43064



L      Paul G. Haaga, Jr.                           Director                          None



B      Mariellen Hamann                             Assistant Vice President          None



       David E. Harper                              Senior Vice President             None

       R.D. 1, Box 210, Rte 519

       Frenchtown, NJ  08825



       Ronald R. Hulsey                              Vice President                   None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                              Regional Vice President           None

       1225 Vista Del Mar Drive

       Delray Beach, FL 33483



L      Robert L. Johansen                           Vice President                    None



       Michael J. Johnston                          Director                          None

       630 Fifth Avenue, 36th Floor

       New York, NY 10111

B      Damien M. Jordan                             Vice President                    None

       V. John Kriss                                Senior Vice President             None

       P. O. Box 274

       Surfside, CA 90743







       Arthur J. Levine                             Senior Vice President             None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis                                Assistant Vice President          None



       T. Blake Liberty                             Regional Vice President           None

       5506 East Mineral Lane

       Littleton, CO  80122



L      Lorin E. Liesy                               Assistant Vice President          None



L      Susan G. Lindgren                            Vice President -                  None
                                                    Institutional

                                                    Investment Services



WL     Robert W. Lovelace                           Director                          None



       Steve A. Malbasa                              Vice President                   None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                             Senior Vice President             None

       5241 South Race Street

       Littleton, CO 80121



L      J. Clifton Massar                            Director, Senior Vice             None
                                                    President



L      E. Lee McClennahan                           Senior Vice President             None



L      Jamie R. McCrary                             Assistant Vice President          None



S      John V. McLaughlin                           Senior Vice President             None



       Terry W. McNabb                              Vice President                    None

       2002 Barrett Station Road

       St. Louis, MO  63131



L      R. William Melinat                           Vice President -                  None
                                                    Institutional

                                                    Investment Services



       David R. Murray                               Vice President                   None

       60 Briant Drive

       Sudbury, MA  01776



       Stephen S. Nelson                            Vice President                    None

       P. O. Box 470528

       Charlotte, NC 28247-0528





       William E. Noe                               Regional Vice President           None

       304 River Oaks Road

       Brentwood, TN 37027



       Peter A. Nyhus                                Vice President                   None

       3084 Wilds Ridge Court

       Prior Lake, MN 55372



       Eric P. Olson                                 Vice President                   None

       62 Park Drive

       Glenview, IL 60025



       Fredric Phillips                             Senior Vice President             None

       175 Highland Avenue, 4th Floor

       Needham, MA  02194



B      Candance D. Pilgrim                          Assistant Vice President          None



       Carl S. Platou                                Vice President                   None

       4021 96th Avenue, S.E.

       Mercer Island, WA 98040



L      John O. Post, Jr.                            Vice President                    None



S      Richard P. Prior                             Assistant Vice President          None



       Steven J. Reitman                            Senior Vice President             None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                             Vice President                    None

       P.O. Box 472245

       Charlotte, NC  28247



       George S. Ross                               Senior Vice President             None

       55 Madison Avenue

       Morristown, NJ  07962



L      Julie D. Roth                                Vice President                    None



L      James F. Rothenberg                          Director                           None



       Douglas F. Rowe                              Vice President                    None

       30008 Oakland Hills Drive

       Georgetown, TX 78628



       Christopher Rowey                            Regional Vice President           None

       9417 Beverlywood Street

       Los Angeles, CA 90034



       Dean B. Rydquist                             Senior Vice President             None

       1080 Bay Pointe Crossing

       Alpharetta, GA 30005



       Richard R. Samson                            Senior Vice President             None

       4604 Glencoe Avenue, Ste. 4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti                           Vice President                   None

       31465 St. Andrews

       Westlake, OH 44145



L      R. Michael Shanahan                          Director                          None



       David W. Short                               Director, Chairman of the         None

       1000 RIDC Plaza, Suite 212                   Board and Co-Chief

       Pittsburgh, PA  15238                        Executive Officer



       William P. Simon, Jr.                        Senior Vice President             None

       912 Castlehill Lane

       Devon, PA  19333



L      John C. Smith                                Vice President -                  None
                                                    Institutional Investment
                                                    Services



       Rodney G. Smith                               Vice President                   None

       100 N. Central Expressway, Suite 1214

       Richardson, TX  75080



       Nicholas D. Spadaccini                       Regional Vice President           None

       855 Markley Woods Way

       Cincinnati, OH 45230



L      Kristen J. Spazafumo                         Assistant Vice President          None



       Daniel S. Spradling                          Senior Vice President             None

       181 Second Avenue, Suite 228

       San Mateo, CA  94401



B      Max D. Stites                                Vice President                    None



       Thomas A. Stout                              Regional Vice President           None

       3919 Whooping Crane Circle

       Virginia Beach, VA  23455



       Craig R. Strauser                             Vice President                   None

       3 Dover Way

       Lake Oswego, OR 97034



       Francis N. Strazzeri                         Senior Vice President             None

       31641 Saddletree Drive

       Westlake Village, CA 91361



L      Drew W. Taylor                               Assistant Vice President          None



S      James P. Toomey                              Vice President                    None



I      Christopher E. Trede                         Vice President                    None



       George F. Truesdail                          Vice President                    None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                          Vice President                   None

       60 Reedland Woods Way

       Tiburon, CA 94920



       Thomas E. Warren                             Regional Vice President           None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb                                Senior Vice President,            None
                                                    Treasurer



       Gregory J. Weimer                            Vice President                    None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                             Director                          None



       Timothy J. Wilson                            Regional Vice President           None
       113 Farmview Place

       Venetia, PA 15367



B      Laura L. Wimberly                            Vice President                    None



H      Marshall D. Wingo                            Director, Senior Vice             None
                                                    President



L      Robert L. Winston                            Director, Senior Vice             None
                                                    President



       William R. Yost                              Regional Vice President           None

       9320 Overlook Trail

       Eden Prairie, MN 55347



       Janet M. Young                               Regional Vice President           None

       1616 Vermont

       Houston, TX 77006



       Scott D. Zambon                              Regional Vice President           None

       320 Robinson Drive

       Tustin Ranch, CA 92782


L Business Address, 333 South Hope Street, Los Angeles, CA 90071
WL Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B   Business Address, 135 South State College Blvd., Brea, CA 92821
S   Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251
H  Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I   Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c)  None.

Item 28. Location of Accounts and Records.

  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821, and/or the offices of the Registrant, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105.

  Registrant's records covering shareholder accounts are maintained and kept by the fund's transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

  Registrant's records covering portfolio transactions are maintained and kept by the fund's custodian, __________.

Item 29. Management Services.

  None.

Item 30. Undertakings.

  None.

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Los Angeles, and State of California on the 16th day of November, 1998.

CAPITAL WORLD OPPORTUNITIES FUND, INC.

ATTEST:

/s/ Michael J. Downer              /s/ Michele Y. Yang
Michael J. Downer, Director        Michele Y. Yang, Director

 Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on November 16, 1998 by the following persons in the capacities indicated.

         Signature                                            Title





         /s/ Michael J. Downer

         Michael J. Downer                                    Director





         /s/ Kristine M. Nishiyama

         Kristine M. Nishiyama                                Director





         /s/ Patrick F. Quan

         Patrick F. Quan                                      Director





         /s/ Michele Y. Yang

         Michele Y. Yang                                      Director

